Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	GLOBAL GREEN INC.
Entity Central Index Key	0001522724
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheet (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 263,063	$ 4,027	$ 103,360
Prepaid expenses	750	1,125	3,188
Total current assets	263,813	5,152	106,548
Intangible asset, net	6,047	6,131	6,467
Total assets	269,860	11,283	113,015
Current liabilities:
Accounts payable and accrued expenses	7,189	30,180	17,012
Due to shareholders	500	500	500
Convertible advance- related party (see Note 7)	300,000
Total liabilities	307,689	30,680	17,512
Shareholders' equity:
Preferred stock; no par value; 100,000,000 shares authorized; no shares outstanding at March 31, 2013 or December 31, 2012
Common stock; $.00001 par value; 3,000,000,000 shares authorized; 745,761,432 shares issued and outstanding at March 31, 2013 or December 31, 2012	7,458	7,458	7,458
Additional paid in capital	285,573	285,573	285,573
Deficit accumulated during the development stage	(330,860)	(312,428)	(197,528)
Total shareholders' equity	(37,829)	(19,397)	95,503
Total liabilities and shareholders' equity	$ 269,860	$ 11,283	$ 113,015

Consolidated Balance Sheet (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity
Preferred stock, Authorized	100,000,000	100,000,000	100,000,000
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, Issued	745,761,432	745,761,432	745,761,432
Common stock, outstanding	745,761,432	745,761,432	745,761,432

Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended		105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Consolidated Statement Of Operations
REVENUES
OPERATING EXPENSES
Testing for U.S. Department of Agriculture's approval			137,800	0	137,800
Professional fees	9,939	25,304	45,484	76,518	136,941
General and administrative	4,033	2,478	6,735	23,290	34,058
Consulting fees				10,000	10,200
Stock transfer agent fees	600	150	1,421	4,681	7,202
Interest expense (see Note 7)	3,750				3,750
Amortization	84	84	336	336	784
Bank fees	26		24	75	125
Total operating expenses	18,432	28,016	191,800	114,900	330,860
NET LOSS	$ (18,432)	$ (28,016)	$ (191,800)	$ (114,900)	$ (330,860)
Net loss per share applicable to common stockholders - basic and diluted	$ 0	$ 0	$ 0	$ 0
Weighted average number of shares outstanding - basic and diluted	745,761,432	745,761,432	743,293,205	745,761,432

Consolidated Statement of Shareholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated During the Development Stage	Total
Beginning Balance, Amount at Jul. 11, 2004
Beginning Balance, Shares at Jul. 11, 2004
Share issuance, September 2004, Amount	314	(314)
Share issuance, September 2004, Shares	3,141,597
Ending Balance, Amount at Dec. 31, 2004	314	(314)
Ending Balance, Shares at Dec. 31, 2004	3,141,597
Beginning Balance, Amount at Dec. 31, 2009	314	(314)
Beginning Balance, Shares at Dec. 31, 2009	3,141,597
Recapitalization due to 10 to 1 stock split, Amount
Recapitalization due to 10 to 1 stock split, Shares	28,274,370
Stock based compensation, Amount	200			200
Stock based compensation, Shares	20,000,000
Share issuance, Amount	6,831			6,831
Share issuance, Shares	683,097,847
Net loss			(5,728)	(114,900)
Ending Balance, Amount at Dec. 31, 2010	7,345	(314)	(5,728)	1,303
Ending Balance, Shares at Dec. 31, 2010	734,513,814
Share issuance, Amount	113	285,887		286,000
Share issuance, Shares	11,247,618
Net loss			(191,800)	(114,900)
Ending Balance, Amount at Dec. 31, 2011	7,458	285,573	(197,528)	95,503
Ending Balance, Shares at Dec. 31, 2011	745,761,432
Net loss			(114,900)	(191,800)
Ending Balance, Amount at Dec. 31, 2012	7,458	285,573	(312,428)	(19,397)
Ending Balance, Shares at Dec. 31, 2012	745,761,432
Net loss			(18,432)	(18,432)
Ending Balance, Amount at Mar. 31, 2013	$ 7,458	$ 285,573	$ (330,860)	$ (37,829)
Ending Balance, Shares at Mar. 31, 2013	745,761,432

Consolidated Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2010	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,432)	$ (28,016)	$ (191,800)	$ (114,900)	$ (330,860)
Adjustments to reconcile net loss to net cash from operating activities:
Amortization	84	84	336	336	784
Stock based compensation					200
Change in assets and liabilities:
Prepaid expenses	375	1,063	(3,188)	2,063	(750)
Accounts payable and accrued expenses	(22,991)	4,804	17,012	13,168	7,189
Due to shareholders			(5,000)		500
Net cash from operating activities	(40,964)	(22,065)	(182,640)	(99,333)	(322,937)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share issuance			286,000		286,000
Proceeds from convertible advance - related party	300,000				300,000
Net cash from financing activities	300,000		286,000		586,000
NET CHANGE IN CASH	259,036	(22,065)	103,360	(99,333)	263,063
CASH, beginning of period	4,027	103,360	103,360	103,360
CASH, end of period	263,063	81,295	4,027	4,027	263,063
SUPPLEMENTAL DISCLOSURE OF NONCASH ACTIVITIES:
Common stock issued for acquisition of Global Green International, Inc.			$ 6,831		$ 6,831

1. NATURE OF ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 1 - NATURE OF ORGANIZATION

Global Green, Inc. (the “Company”) is a Florida Corporation incorporated on July 12, 2004 as a wholly owned subsidiary of Global Assets & Services, Inc.  In September 2004, the Company was spun out into a separate legal entity.  The Company changed its name from The Global Tech Assets, Inc. to Global Green, Inc. in April 2010 and its fiscal period end is December 31.

The Company is in the development stage.  The principal activities during the development stage include organizing the corporate structure, implementing the Company’s business plan and raising capital.  Although the Company was formed in 2004, it did not have any operating activities until 2010.

Under the Share Exchange Agreement executed on November 29, 2010, between the Company and Nutritional Health Institute, LLC ("NHIL"), the Company acquired 100% of the issued and outstanding stock of Global Green International, Inc. (“GGII”), a wholly owned subsidiary of NHIL. At the same time, the Company issued approximately 683 million shares of its common stock, representing 93% of the ownership of the Company, to NHIL. After the above mentioned acquisition as per the Share Exchange Agreement, the Company has become a majority-owned subsidiary of NHIL. As the effective control over GGII did not change, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 805 Business Combinations, GGII is consolidated at its book value (See Note 4).  Prior to November 2010, GGII had no assets or operations, so there is no impact to the historical financial statements.

GGII, a wholly-owned subsidiary of the Company, has been granted the exclusive worldwide rights (the “Licensing Agreement”) to manufacture, distribute, market and sell a Salmonella Antigen and Vaccine (the “Vaccine”).  The Licensing Agreement was executed between NHIL and GGII before the Company acquired the 100% ownership of GGII and is the only asset of GGII.

In February 2011, the Vaccine has been entered into the final phase of becoming a United States Department of Agriculture (“USDA”) approved vaccine for the in ovo vaccination of chicken eggs to provide immunity against Salmonella bacteria. In May 2011, the United States Patent and Trademark Office granted a patent for the method and composition in the Vaccine. In August 2011, an additional patent was granted related to the vaccine.

Global Green, Inc. (the “Company”) is a Florida Corporation incorporated on July 12, 2004 as a wholly owned subsidiary of Global Assets & Services, Inc. In September 2004, the Company was spun out into a separate legal entity. The Company changed its name from The Global Tech Assets, Inc. to Global Green, Inc. in April 2010 and its fiscal period end is December 31.

The Company is in the development stage. The principal activities during the development stage include organizing the corporate structure, implementing the Company’s business plan and raising capital. Although the Company was formed in 2004, it did not have any operating activities until 2010.

Under the Share Exchange Agreement executed on November 29, 2010, between the Company and Nutritional Health Institute, LLC ("NHIL"), the Company acquired 100% of the issued and outstanding stock of Global Green International, Inc. (“GGII”), a wholly owned subsidiary of NHIL. At the same time, the Company issued approximately 683 million shares of its common stock, representing 93% of the ownership of the Company, to NHIL. After the above mentioned acquisition as per the Share Exchange Agreement, the Company has become a majority-owned subsidiary of NHIL. As the effective control over GGII did not change, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 805 Business Combinations, GGII is consolidated at its book value (See Note 4). Prior to November 2010, GGII had no assets or operations, so there is no impact to the historical financial statements.

GGII, a wholly-owned subsidiary of the Company, has been granted the exclusive worldwide rights (the “Licensing Agreement”) to manufacture, distribute, market and sell a Salmonella and Antigen vaccine (the “Vaccine”). The Licensing Agreement was executed between NHIL and GGII before the Company acquired the 100% ownership of GGII and is the only asset of GGII.

In February 2011, the Vaccine has been entered into the final phase of becoming a United States Department of Agriculture (“USDA”) approved vaccine for the in ovo vaccination of chicken eggs to provide immunity against Salmonella bacteria. In May 2011, the United States Patent and Trademark Office granted a patent for the method and composition in the Vaccine. In August 2011, an additional patent was granted related to the vaccine.

In 2012, the Company received the final report on the model Efficacy Study conducted on the Company’s patented Salmonella vaccine. The Study concluded the Company’s vaccine effective in reducing Salmonella. An independent food safety and animal health research firm conducted the Study as part of the final phase of becoming USDA approved.

2. GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 2 - GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the foreseeable future.  As of March 31, 2013, the Company has incurred net losses of $330,860 since inception (July 12, 2004).

Management’s plans include raising capital through the equity markets to fund operations and eventually, the generating of revenue through its business; however, there can be no assurance that the Company will be successful in such activities.  These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classifications of the liabilities that might be necessary should the Company be unable to continue as a going concern.

These consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the foreseeable future. As of December 31, 2012, the Company has incurred net losses of $312,428 since inception (July 12, 2004).

Management’s plans include raising capital through the equity markets to fund operations and eventually, the generating of revenue through its business; however, there can be no assurance that the Company will be successful in such activities. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classifications of the liabilities that might be necessary should the Company be unable to continue as a going concern.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) on the accrual basis of accounting.  All significant intercompany accounts and transactions have been eliminated in consolidation.  The interim financial statements reflect all adjustments, which are, in the opinion of management, necessary in order to make the financial statements not misleading.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.  The significant accounting policies, estimates and related judgments underlying the Company’s financial statements are summarized below.  In applying these policies, management makes subjective judgments that frequently require estimates about matters that are inherently uncertain.

Cash and Cash Equivalents

The Company considers all investments with a maturity date of three months or less when purchased to be cash equivalents.  There were no cash equivalents at March 31, 2013 and December 31, 2012.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with Securities and Exchange Commission Staff Accounting Bulletin Topic 13, Revenue Recognition and FASB ASC 605-15-25, Revenue Recognition.  In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured. The Company did not report any revenues from inception to March 31, 2013.

Earnings Per Share

The Company has adopted ASC 260-10-50, Earnings Per Share, which provides for calculation of "basic" and "diluted" earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. Basic and diluted losses per share were the same at the reporting dates as there were no common stock equivalents outstanding at March 31, 2013 and December 31, 2012.

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash.

Occasionally, cash balances may exceed amounts insured by the Federal Deposit Insurance Corporation (“FDIC”).  Accordingly, the Company places its cash and cash equivalents with financial institutions considered by management to be of high credit quality.  At times, the Company’s cash balances may be in excess of the FDIC limits.

Fair Value of Financial Instruments

The Company adopted Statement of Financial Accounting Standards (“SFAS”) No. 157 Fair Value Measurements (“SFAS 157”), superseded by ASC 820-10, which defines fair value, establishes a framework for measuring fair value and expands required disclosure about fair value measurements of assets and liabilities. The impact of adopting ASC 820-10 was not significant to the Company’s financial statements. ASC 820-10 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820-10 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 – Valuation based on quoted market prices in active markets for identical assets or liabilities.

Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.  The valuation of our derivative liability is determined using Level 1 inputs, which consider (i) time value, (ii) current market and (iii) contractual prices.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2013 and December 31, 2012.  The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.  These financial instruments include cash, accounts payable, accrued expenses and advance.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that realization of such benefits is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities result in deferred tax assets, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some or all of the deferred tax asset will not be realized. In assessing the realizability of the deferred tax assets, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

The Company files income tax returns in the United States and Florida, which are subject to examination by the tax authorities in these jurisdictions. Generally, the statute of limitations related to the Company’s federal and state income tax return is three years. The state impact of any federal changes for prior years remains subject to examination for a period up to five years after formal notification to the states.

Management has evaluated tax positions in accordance with FASB ASC 740, Income Taxes, and has not identified any significant tax positions, other than those disclosed.

Subsequent Events

In accordance with FASB ASC 855, Subsequent Events, the Company evaluated subsequent events through May 6, 2013, the date the financial statements were available for issue.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) on the accrual basis of accounting. All significant intercompany accounts and transactions have been eliminated in consolidation. The interim financial statements reflect all adjustments, which are, in the opinion of management, necessary in order to make the financial statements not misleading.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies, estimates and related judgments underlying the Company’s financial statements are summarized below. In applying these policies, management makes subjective judgments that frequently require estimates about matters that are inherently uncertain.

Cash and Cash Equivalents

The Company considers all investments with a maturity date of three months or less when purchased to be cash equivalents. There were no cash equivalents at December 31, 2012 and 2011.

 Revenue Recognition

The Company recognizes revenue on arrangements in accordance with Securities and Exchange Commission Staff Accounting Bulletin Topic 13, Revenue Recognition and FASB ASC 605-15-25, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured. The Company did not report any revenues from inception to December 31, 2012.

 Earnings Per Share

The Company has adopted ASC 260-10-50, Earnings Per Share, which provides for calculation of "basic" and "diluted" earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. Basic and diluted losses per share were the same at the reporting dates as there were no common stock equivalents outstanding at December 31, 2012 and 2011.

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash.

Occasionally, cash balances may exceed amounts insured by the Federal Deposit Insurance Corporation (“FDIC”). Accordingly, the Company places its cash and cash equivalents with financial institutions considered by management to be of high credit quality. At December 31, 2012, the cash balances were not in excess of amounts insured by the FDIC.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that realization of such benefits is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities result in deferred tax assets, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some or all of the deferred tax asset will not be realized. In assessing the realizability of the deferred tax assets, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

The Company files income tax returns in the United States and Florida, which are subject to examination by the tax authorities in these jurisdictions. Generally, the statute of limitations related to the Company’s federal and state income tax return is three years. The state impact of any federal changes for prior years remains subject to examination for a period up to five years after formal notification to the states.

Management has evaluated tax positions in accordance with FASB ASC 740, Income Taxes, and has not identified any significant tax positions, other than those disclosed.

SUBSEQUENT EVENTS

In accordance with FASB ASC 855, Subsequent Events, the Company evaluated subsequent events through March 26, 2013, the date the financial statements were available for issue.

4. INTANGIBLE ASSET	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 4 - INTANGIBLE ASSET

The Company accounts for its intangible asset in accordance FASB ASC 350 Intangibles—Goodwill and Other.  The intangible assets consist of the Licensing Agreement and is carried at an allocated cost, less accumulated amortization.  The Licensing Agreement was executed on November 29, 2010 between NHIL and GGII, before the Company acquired the 100% ownership of GGII as described in Note 1. The provisions in the License Agreement include the Company's responsibilities to protect the Vaccine information and to assume financial responsibilities for the acquisition of USDA approval of the Vaccine.  The License Agreement has no expiration date, but is being amortized over the 20 year legal life of the related patent. As the effective control over GGII did not change after acquisition by the Company, in accordance with FASB ASC 805, Business Combinations, the License Agreement is consolidated at the book value.

Components of intangible assets at the periods ended are as follows:

	March 31, 2013	December 31, 2012
License agreement	$6,831	$6,831
Accumulated amortization	(784)	(700)
	$6,047	$6,131

The Company accounts for its intangible asset in accordance FASB ASC 350 Intangibles—Goodwill and Other.  The intangible assets consist of the Licensing Agreement and is carried at an allocated cost, less accumulated amortization. The Licensing Agreement was executed on November 29, 2010 between NHIL and GGII, before the Company acquired the 100% ownership of GGII as described in Note 1. The provisions in the License Agreement include the Company's responsibilities to protect the Vaccine information and to assume financial responsibilities for the acquisition of USDA approval of the Vaccine.  The License Agreement has no expiration date, but is being amortized over the 20 year legal life of the related patent. As the effective control over GGII did not change after acquisition by the Company, in accordance with FASB ASC 805, Business Combinations, the License Agreement is consolidated at the book value.

Components of intangible assets at the periods ended are as follows:

	December 31, 2012	December 31, 2011

License agreement	$ 6,831	$ 6,831
Accumulated amortization	(700)	(364)

	$ 6,131	$ 6,467

5. TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 5 - TAXES

The components of income tax expense for the periods ended are as follows:

	March 31, 2013	March 31, 2012	Inception to March 31, 2013 (Unaudited)
Current tax benefit	$(6,930)	$(19,798)	$(124,404)
Deferred tax expense (benefit)	-	-	-
Change in valuation allowance	6,930	19,798	124,404
Use of operating loss carryforward	-	-	-
	$-	$-	$-

The difference between income tax expense computed by applying the statutory federal income tax rate to earnings before taxes for the periods ended are as follows:

	March 31, 2013		March 31, 2012	Inception to March 31, 2013 (Unaudited)
Pretax loss at federal statutory rate	$	(6,266)	$(17,903)	$(112,493)
State income benefit, net of federal benefit		(664)	(1,895)	(11,911)
Change in valuation allowance		6,930	19,798	124,404
		$-	$-	$-

The components of deferred taxes are as follows:

	March 31, 2013	December 31, 2012
Deferred income tax assets:
Operating loss carryforwards	$124,404	$117,474
Less: valuation allowance	(124,404)	(117,474)
Net deferred tax asset	$-	$-

At March 31, 2013 and December 31, 2012, a valuation allowance was established for the entire amount of the net deferred tax asset as the realization of the deferred tax asset is dependent on future taxable income.

At March 31, 2013, the Company had net operating loss carryforwards for tax purposes of $330,860, which will expire beginning in 2031, if not previously utilized.

The components of income tax expense for the periods ended are as follows:

	December 31, 2012	December 31, 2011	Inception to December 31, 2012 (unaudited)

Current tax expense (benefit)	$ (43,202)	$ (72,117)	$ (117,474)
Change in valuation allowance	43,202	72,117	117,474

	$ -	$ -	$ -

The difference between income tax expense computed by applying the statutory federal income tax rate to earnings before taxes for the periods ended are as follows:

	December 31, 2012	December 31, 2011	Inception to December 31, 2012 (unaudited)

Pretax loss at federal statutory rate	$ (39,066)	$ (65,212)	$ (106,227)
State income benefit, net of federal benefit	(4,136)	(6,905)	(11,247)
Change in valuation allowance	43,202	72,117	117,474

	$ -	$ -	$ -

The components of deferred taxes are as follows:

	December 31, 2012	December 31, 2011
Deferred income tax assets:
Operating loss carryforwards	$ 117,474	$ 72,117
Less: Valuation allowance	(117,474)	(72,117)

Net deferred tax asset	$ -	$ -

6. EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 6 - EQUITY

In April 2010, the Company authorized the issuance of up to 100,000,000 shares of Preferred Stock at no par value.  As of March 31, 2013 and December 31, 2012, no shares are issued or outstanding.

In May 2010, the Company had a 10-to-1 stock forward split, changing its par value from $.0001 per share to $.00001 per share.  Right after the said stock split, the Company issued 20,000,000 shares of its common stock to certain shareholders for services rendered valued at $200.  This is recorded as a non-cash expense in the accompanying statement of operations.

In November 2010 the Company issued approximately 683 million shares of common stock, representing 93% of the ownership of the Company, to NHIL. After the above mentioned issuance, the Company has become a majority-owned subsidiary of NHIL.

On March 21, 2011, the Company completed a private placement of common stock to accredited investors and raised $286,000 of working capital.

In April 2010, the Company authorized the issuance of up to 100,000,000 shares of Preferred Stock at no par value. As of December 31, 2012 and 2011, no shares are issued or outstanding.

In May 2010, the Company had a 10-to-1 stock forward split, changing its par value from $.0001 per share to $.00001 per share. Right after the said stock split, the Company issued 20,000,000 shares of its common stock to certain shareholders for services rendered valued at $200. This is recorded as a non-cash expense in the accompanying statement of operations.

In November 2010 the Company issued approximately 683 million shares of common stock, representing 93% of the ownership of the Company, to NHIL. After the above mentioned issuance, the Company has become a majority-owned subsidiary of NHIL.

On March 21, 2011, the Company completed a private placement of common stock to accredited investors and raised $286,000 of working capital.

7. RELATED PARTY TRANSACTIONS AND COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 7 - RELATED PARTY TRANSACTIONS AND COMMITMENTS

On January 2013 the Company entered into a convertible advance with the Company’s Chief Executive Officer and Chairman. The convertible advance, with a face value of $300,000, bears interest at 5% per annum and is payable on demand. The convertible advance is convertible, at the holder’s option, into the Company’s common or preferred shares based on the value of the shares at the execution date of the advance.  The convertible advance is valued at the greater of the face value of the advance or the fair value of the shares, if converted.  At March 31, 2013 and December 31, 2012, the convertible advance, was recorded at $300,000 and $0, respectively.   Accrued interest related to this advance was $3,750 and $0 at March 31, 2013 and December 31, 2012, respectively, and is included in accounts payable and accrued expenses on the balance sheet.

Through its wholly-owned subsidiary, GGII, the Company has exclusive rights to the Licensing Agreement with NHIL, the Company’s majority shareholder.  In accordance with this agreement, GGII assumes the financial responsibility for the acquisition and maintenance of all patents, as well as USDA’s approval of the Vaccine.

At December 31, 2012 and December 31, 2011, the amounts due to related parties were $500.

Through its wholly-owned subsidiary, GGII, the Company has exclusive rights to the Licensing Agreement with NHIL, the Company’s majority shareholder. In accordance with this agreement, GGII assumes the financial responsibility for the acquisition and maintenance of all patents, as well as USDA’s approval of the Vaccine.

8. CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 8 - CONTINGENCIES

During the normal course of business, the Company may be exposed to litigation.  When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with FASB ASC 450-20-50, Contingencies.  The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome.  If the Company determines than an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals.  As of March 31, 2013, the Company is not aware of any contingent liabilities that should be reflected in the accompanying financial statements.

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with FASB ASC 450-20-50, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines than an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. As of December 31, 2012, the Company is not aware of any contingent liabilities that should be reflected in the accompanying financial statements.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) on the accrual basis of accounting.  All significant intercompany accounts and transactions have been eliminated in consolidation.  The interim financial statements reflect all adjustments, which are, in the opinion of management, necessary in order to make the financial statements not misleading.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) on the accrual basis of accounting. All significant intercompany accounts and transactions have been eliminated in consolidation. The interim financial statements reflect all adjustments, which are, in the opinion of management, necessary in order to make the financial statements not misleading.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.  The significant accounting policies, estimates and related judgments underlying the Company’s financial statements are summarized below.  In applying these policies, management makes subjective judgments that frequently require estimates about matters that are inherently uncertain.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies, estimates and related judgments underlying the Company’s financial statements are summarized below. In applying these policies, management makes subjective judgments that frequently require estimates about matters that are inherently uncertain.

Cash and Cash Equivalents	The Company considers all investments with a maturity date of three months or less when purchased to be cash equivalents. There were no cash equivalents at March 31, 2013 and December 31, 2012.

Cash and Cash Equivalents

The Company considers all investments with a maturity date of three months or less when purchased to be cash equivalents. There were no cash equivalents at December 31, 2012 and 2011.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with Securities and Exchange Commission Staff Accounting Bulletin Topic 13, Revenue Recognition and FASB ASC 605-15-25, Revenue Recognition.  In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured. The Company did not report any revenues from inception to March 31, 2013.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with Securities and Exchange Commission Staff Accounting Bulletin Topic 13, Revenue Recognition and FASB ASC 605-15-25, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured. The Company did not report any revenues from inception to December 31, 2012.

Earnings Per Share

The Company has adopted ASC 260-10-50, Earnings Per Share, which provides for calculation of "basic" and "diluted" earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. Basic and diluted losses per share were the same at the reporting dates as there were no common stock equivalents outstanding at March 31, 2013 and December 31, 2012.

Earnings Per Share

The Company has adopted ASC 260-10-50, Earnings Per Share, which provides for calculation of "basic" and "diluted" earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. Basic and diluted losses per share were the same at the reporting dates as there were no common stock equivalents outstanding at December 31, 2012 and 2011.

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash.

Occasionally, cash balances may exceed amounts insured by the Federal Deposit Insurance Corporation (“FDIC”).  Accordingly, the Company places its cash and cash equivalents with financial institutions considered by management to be of high credit quality.  At times, the Company’s cash balances may be in excess of the FDIC limits.

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash.

Occasionally, cash balances may exceed amounts insured by the Federal Deposit Insurance Corporation (“FDIC”). Accordingly, the Company places its cash and cash equivalents with financial institutions considered by management to be of high credit quality. At December 31, 2012, the cash balances were not in excess of amounts insured by the FDIC.

Fair Value of Financial Instruments

The Company adopted Statement of Financial Accounting Standards (“SFAS”) No. 157 Fair Value Measurements (“SFAS 157”), superseded by ASC 820-10, which defines fair value, establishes a framework for measuring fair value and expands required disclosure about fair value measurements of assets and liabilities. The impact of adopting ASC 820-10 was not significant to the Company’s financial statements. ASC 820-10 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820-10 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 – Valuation based on quoted market prices in active markets for identical assets or liabilities.

Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.  The valuation of our derivative liability is determined using Level 1 inputs, which consider (i) time value, (ii) current market and (iii) contractual prices.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2013 and December 31, 2012.  The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.  These financial instruments include cash, accounts payable, accrued expenses and advance.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that realization of such benefits is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities result in deferred tax assets, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some or all of the deferred tax asset will not be realized. In assessing the realizability of the deferred tax assets, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

The Company files income tax returns in the United States and Florida, which are subject to examination by the tax authorities in these jurisdictions. Generally, the statute of limitations related to the Company’s federal and state income tax return is three years. The state impact of any federal changes for prior years remains subject to examination for a period up to five years after formal notification to the states.

Management has evaluated tax positions in accordance with FASB ASC 740, Income Taxes, and has not identified any significant tax positions, other than those disclosed.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that realization of such benefits is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities result in deferred tax assets, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some or all of the deferred tax asset will not be realized. In assessing the realizability of the deferred tax assets, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

The Company files income tax returns in the United States and Florida, which are subject to examination by the tax authorities in these jurisdictions. Generally, the statute of limitations related to the Company’s federal and state income tax return is three years. The state impact of any federal changes for prior years remains subject to examination for a period up to five years after formal notification to the states.

Management has evaluated tax positions in accordance with FASB ASC 740, Income Taxes, and has not identified any significant tax positions, other than those disclosed.

Subsequent Events	In accordance with FASB ASC 855, Subsequent Events, the Company evaluated subsequent events through May 6, 2013, the date the financial statements were available for issue.	In accordance with FASB ASC 855, Subsequent Events, the Company evaluated subsequent events through March 26, 2013, the date the financial statements were available for issue.

4. INTANGIBLE ASSET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Components of intangible assets	Components of intangible assets at the periods ended are as follows:
	March 31, 2013	December 31, 2012
License agreement	$6,831	$6,831
Accumulated amortization	(784)	(700)
	$6,047	$6,131

	December 31, 2012	December 31, 2011

License agreement	$ 6,831	$ 6,831
Accumulated amortization	(700)	(364)

	$ 6,131	$ 6,467

5. TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Components of income tax expense

The components of income tax expense for the periods ended are as follows:

	March 31, 2013	March 31, 2012	Inception to March 31, 2013 (Unaudited)
Current tax benefit	$(6,930)	$(19,798)	$(124,404)
Deferred tax expense (benefit)	-	-	-
Change in valuation allowance	6,930	19,798	124,404
Use of operating loss carryforward	-	-	-
	$-	$-	$-

	December 31, 2012	December 31, 2011	Inception to December 31, 2012 (unaudited)

Current tax expense (benefit)	$ (43,202)	$ (72,117)	$ (117,474)
Change in valuation allowance	43,202	72,117	117,474

	$ -	$ -	$ -

Difference between income tax expense computed by applying the statutory federal income tax rate

The difference between income tax expense computed by applying the statutory federal income tax rate to earnings before taxes for the periods ended are as follows:

	March 31, 2013		March 31, 2012	Inception to March 31, 2013 (Unaudited)
Pretax loss at federal statutory rate	$	(6,266)	$(17,903)	$(112,493)
State income benefit, net of federal benefit		(664)	(1,895)	(11,911)
Change in valuation allowance		6,930	19,798	124,404
		$-	$-	$-

	December 31, 2012	December 31, 2011	Inception to December 31, 2012 (unaudited)

Pretax loss at federal statutory rate	$ (39,066)	$ (65,212)	$ (106,227)
State income benefit, net of federal benefit	(4,136)	(6,905)	(11,247)
Change in valuation allowance	43,202	72,117	117,474

	$ -	$ -	$ -

Components of deferred taxes

The components of deferred taxes are as follows:

	March 31, 2013	December 31, 2012
Deferred income tax assets:
Operating loss carryforwards	$124,404	$117,474
Less: valuation allowance	(124,404)	(117,474)
Net deferred tax asset	$-	$-

	December 31, 2012	December 31, 2011
Deferred income tax assets:
Operating loss carryforwards	$ 117,474	$ 72,117
Less: Valuation allowance	(117,474)	(72,117)

Net deferred tax asset	$ -	$ -

4. INTANGIBLE ASSET (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
License agreement	$ 6,831	$ 6,831	$ 6,831
Accumulated amortization	(784)	(700)	(364)
License agreement net	$ 6,047	$ 6,131	$ 6,467

5. TAXES (Details) (USD $)	3 Months Ended		12 Months Ended		105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Components of income tax expense
Current tax benefit	$ (6,930)	$ (19,798)	$ (72,117)	$ (43,202)	$ (124,404)
Deferred tax expense (benefit)
Change in valuation allowance	6,930	19,798	72,117	43,202	124,404
Use of operating loss carryforward
Income tax expense			$ 0	$ 0

5. TAXES (Details 1) (USD $)	3 Months Ended		12 Months Ended		105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Difference between income tax expense computed by applying the statutory federal income tax rate
Pretax loss at federal statutory rate	$ (6,266)	$ (17,903)	$ (65,212)	$ (39,066)	$ (112,493)
State income benefit, net of federal benefit	(664)	(1,895)	(6,905)	(4,136)	(11,911)
Change in valuation allowance	6,930	19,798	72,117	43,202	124,404
Difference between income tax expense			$ 0	$ 0

5. TAXES (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Operating loss carryforwards	$ 124,404	$ 117,474	$ 74,272
Less: valuation allowance	(124,404)	(117,474)	(74,272)
Net deferred tax asset			$ 0

2. GOING CONCERN (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Accumulated Net losses	$ 330,860	$ 312,428	$ 197,528

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Cash equivalents	$ 0	$ 0

5. TAXES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Net operating loss carryforwards	$ 330,860	$ 302,603
Operating loss carryforwards expiration date	Jan 1, 2031	Jan 1, 2031

6. EQUITY (Details Narrative)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Preferred Stock, shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, shares Issued	0	0
Preferred Stock, shares Outstanding	0	0	0

7. RELATED PARTY TRANSACTIONS AND COMMITMENTS (Details narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Convertible advance	$ 300,000	$ 0
Accrued interest	3,750	0
Amounts due to related parties		$ 500	$ 500